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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

     The Crowley Portfolio Group, Inc.
     3201-B Millcreek Road
     Wilmington, DE 19808

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): /X/

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3.   Investment Company Act File Number:811-05875

     Securities Act File Number:        033-30975

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4(a). Last day of fiscal year for which this Form is filed:   November 30, 2004

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4(b)./__/  Check  box if this  Form is being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction
     A.2)

Note:If the Form is being filed late,  interest must be paid on the registration fee due.

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4(c)./__/  Check box if this is the last  time the  issuer  will be filing  this
     Form.

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5.   Calculation of registration fee:

     (i)      Aggregate  sale  price of  securities  sold
              during  the  fiscal  year pursuant to section 24(f):                $1,215,936

     (ii)     Aggregate  price of  securities  redeemed  or
              repurchased  during the fiscal year:                 $1,400,305

     (iii)    Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                     $130,265

     (iv)     Total available redemption credits [add Items 5(ii)
              and 5(iii)]:                                                     -  $1,530,570

     (v)      Net sales --- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                                ($314,634)

    /----------------------------------------------------------------------------/
    /(vi)     Redemption credits available for use in future years - ($314,634)  /
    /         if Item 5(i) is less than Item 5(iv) [subtract                     /
    /         Item 5(iv) from Item 5(i)]:                                        /
    /----------------------------------------------------------------------------/

     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                                x   0.0001267

     (viii)   Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                            =          $0

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6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of  securities  (number  of  shares or other  units)  deducted  here:  [Not
     Applicable].  If there is a number  of  shares  or other  units  that  were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future fiscal years, then state that number here: [Not Applicable].

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                    +         $0

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:

                                                                    =         $0

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

                  Not applicable

                  CIK:  0000855049

     Method of Delivery:                [No Fee Due]
                                        /_/      Wire Transfer
                                        /_/      Mail or other means

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                                                              SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By       (Signature and Title)*             /s/Robert A. Crowley, President
                                            Robert A. Crowley, President

Date     February 28, 2005

  * Please print the name and title of the signing officer below the signature.